Accrued Expenses and Other Liabilities	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

8.	ACCRUED EXPENSES AND OTHER LIABILITIES

As of March 31, 2019 and 2018 accrued expenses and other liabilities consisted of the following:

	March 31, 2019	March 31, 2018

Accrued payroll and welfare	$219,867	$154,379
Other payable for leasehold improvements	119,535	105,175
Accrued professional service expenses	187,444	9,553
Other current liabilities	164,676	147,119
	$691,522	$416,226

As of March 31, 2019 and 2018 the balance of other current liabilities represented amount due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.